Statements of Mezzanine Equity and Members' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock	Accumulated Deficit	Convertible Preferred Units	Total
Mezzanine beginning balance at Dec. 31, 2019				$ 2,140
Mezzanine (shares) beginning at Dec. 31, 2019				6,000
Mezzanine ending at Dec. 31, 2020				$ 2,140
Mezzanine (shares) ending at Dec. 31, 2020				6,000
Beginning Balance at Dec. 31, 2019	$ 17,187	$ (590,740)	$ 610,211	$ 36,658
Beginning Balance (in shares) at Dec. 31, 2019	5,442		532,888
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of convertible preferred units			$ 18,500	18,500
Convertible preferred units issued			9,635
Issuance of convertible preferred units			$ 378	$ 378
Issuance of convertible preferred units (in shares)			206	206
Exercise of common unit options	$ 43			$ 43
Exercise of common unit options (in shares)	105			105
Repurchase of common units	$ (49)			$ (49)
Repurchase of common units (in shares)	(55)			(55)
Equity-based compensation expense	$ 3,718			$ 3,718
Net loss		(88,387)		(88,387)
Ending Balance at Dec. 31, 2020	$ 20,899	(679,127)	$ 629,089	(29,139)
Ending Balance (in shares) at Dec. 31, 2020	5,492		542,729
Mezzanine ending at Mar. 31, 2021				$ 2,140
Mezzanine (shares) ending at Mar. 31, 2021				6,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of convertible preferred units			$ 40,500	$ 40,500
Convertible preferred units issued			21,094
Issuance of convertible preferred units			$ 39	39
Issuance of convertible preferred units (in shares)			20
Exercise of common unit options	$ 11			11
Exercise of common unit options (in shares)	37
Equity-based compensation expense	$ 3,122			3,122
Net loss		(22,666)		(22,666)
Ending Balance at Mar. 31, 2021	$ 24,032	(701,793)	$ 669,628	(8,133)
Ending Balance (in shares) at Mar. 31, 2021	5,529		563,843
Mezzanine beginning balance at Dec. 31, 2020				$ 2,140
Mezzanine (shares) beginning at Dec. 31, 2020				6,000
Mezzanine ending at Dec. 31, 2021				$ 2,140
Mezzanine (shares) ending at Dec. 31, 2021				6,000
Beginning Balance at Dec. 31, 2020	$ 20,899	(679,127)	$ 629,089	$ (29,139)
Beginning Balance (in shares) at Dec. 31, 2020	5,492		542,729
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of convertible preferred units			$ 190,540	190,540
Convertible preferred units issued			90,500
Issuance of convertible preferred units			$ 65	$ 65
Issuance of convertible preferred units (in shares)			32	32
Exercise of common unit options	$ 748			$ 748
Exercise of common unit options (in shares)	3,483			3,483
Repurchase of common units	$ (17)			$ (17)
Repurchase of common units (in shares)	(15)			(15)
Issuance of treasury units	$ 113			$ 113
Issuance of treasury units (in shares)	114
Equity-based compensation expense	$ 6,441			6,441
Net loss		(102,493)		(102,493)
Ending Balance at Dec. 31, 2021	$ 28,184	(781,620)	$ 819,694	66,258
Ending Balance (in shares) at Dec. 31, 2021	9,074		633,261
Mezzanine ending at Mar. 31, 2022				$ 2,140
Mezzanine (shares) ending at Mar. 31, 2022				6,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common unit options	$ 470			$ 470
Exercise of common unit options (in shares)	2,928			2,928
Repurchase of common units	$ (563)			$ (563)
Repurchase of common units (in shares)	(343)
Issuance of treasury units	$ 20			20
Issuance of treasury units (in shares)	12
Equity-based compensation expense	$ 1,021			1,021
Net loss		(23,373)		(23,373)
Ending Balance at Mar. 31, 2022	$ 29,082	$ (804,993)	$ 819,694	$ 43,783
Ending Balance (in shares) at Mar. 31, 2022	11,671		633,261